Schedule of Receivables – digital assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Receivables – digital assets value as of June 30
Receivables – digital asset value as of September 30	$ 23,920
Ton [Member]
IfrsStatementLineItems [Line Items]
Receivables – digital assets value as of June 30
Contributions	9,016
Unrealized losses on digital asset receivables recognized in Statement of Operations	(96)
Sales
Receivables – digital asset value as of September 30	8,920
U S D 1 [Member]
IfrsStatementLineItems [Line Items]
Receivables – digital assets value as of June 30
Contributions	15,000
Unrealized losses on digital asset receivables recognized in Statement of Operations
Sales
Receivables – digital asset value as of September 30	15,000
Total [Member]
IfrsStatementLineItems [Line Items]
Receivables – digital assets value as of June 30
Contributions	24,016
Unrealized losses on digital asset receivables recognized in Statement of Operations	(96)
Sales
Receivables – digital asset value as of September 30	$ 23,920